N-4	Aug. 11, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT NO. 206
Entity Central Index Key	0001397940
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
EQ JPMorgan Growth Stock Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Stock Portfolio
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Class IA and Class IB Shares [Member] | EQT Rowe Price Growth Stock Portfolio [Member]
Prospectus:
Current Expenses [Percent]	1.00%	[1],[2]
Class IA and Class IB Shares [Member] | EQ JPMorgan Growth Stock Portfolio [Member]
Prospectus:
Current Expenses [Percent]	0.96%	[2]
Class K Shares [Member] | EQT Rowe Price Growth Stock Portfolio [Member]
Prospectus:
Current Expenses [Percent]	0.75%	[1],[2]
Class K Shares [Member] | EQ JPMorgan Growth Stock Portfolio [Member]
Prospectus:
Current Expenses [Percent]	0.71%	[2]

[1]	The former name may continue to be used in certain documents for a period of time after the date of this Supplement.
[2]	This Portfolio’s annual expenses reflect temporary fee reductions.